Taxes Payable (Tables)	12 Months Ended
Mar. 31, 2023
Taxes Payable
Schedule of current and deferred portions of income tax expense

	For the years ended March 31
	2023	2022
Current	$431,161	$613,790
Deferred	(8,249)	(5,170)
Income tax expense	$422,912	$608,620

Schedule of reconciliation of statutory income tax and effective tax

	For the years ended March 31,
	2023	2022	2021
Income before income taxes	$(20,484,073)	$(791,672)	$6,977,308
Tax rate	25%	25%	25%
Provision for income taxes at statutory tax rate	$(5,121,018)	$(197,918)	$1,744,327
Effect of tax-exempt entity	557,311	719,274	1,232,710
Effect of pervious year over-paid tax expenses	2,446	1,314	498,924
Effect of non-tax deductible expenses and loss	47	35,847	3,342
Effect of deductible prior year loss	(11,010)	(18,406)	—
Effect of tax loss not recognized	1,356,114	68,509	—
Effect of pervious year over-accrued tax expenses	293,334	—	—
Effect of investment income(loss)not recognized	(181,107)	—	—
Effect of impairment not recognized	3,526,795	—	—
Income tax expense	$422,912	$608,620	$3,479,303

Deferred tax assets	$4,892,726	$68,345	$1,686
Valuation allowance	(4,892,726)	(68,345)	(1,686)
Deferred tax assets, net	—	—	—
Deferred tax liability	28,241	38,744	—
	$28,241	$38,744	$—

Schedule of taxes payable

	As of March 31,
	2023	2022
Income tax payable	$211,046	$81,610
VAT payable	41,092	46,035
Other tax payables	6,245	—
Total	$258,383	$127,645